EARNINGS PER SHARE AND DIVIDEND PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE AND DIVIDEND PER SHARE
EARNINGS PER SHARE AND DIVIDEND PER SHARE

NOTE 26 – EARNINGS PER SHARE AND DIVIDEND PER SHARE

	2019	2018	2017
EARNINGS PER SHARE

Net profit/(loss) for the year (USDm)	166.0	(34.8)	2.4

Million shares
Weighted average number of shares	74.3	73.4	62.3
Weighted average number of treasury shares	(0.3)	(0.3)	(0.3)

Weighted average number of shares outstanding	74.0	73.1	62.0
Dilutive effect of outstanding share options	0.0	—	—
Weighted average number of shares outstanding incl. dilutive effect of share options	74.0	73.1	62.0

Basic earnings/(loss) per share (USD)	2.24	(0.48)	0.04

Diluted earnings/(loss) per share (USD)	2.24	(0.48)	0.04

When calculating diluted earnings per share for 2018 and 2017, RSUs have been omitted as they are out-of-the-money and thus anti-dilutive, but the RSUs may potentially dilute earnings per share in the future. Please refer to note 3 for information on the RSU share options.

	2019	2018	2017
DIVIDEND PER SHARE

Dividend for the year (USDm)	7.4	—	1.2

Number of shares, end of period (million)	74.7	74.2	62.3
Dividend per share	0.10	—	0.02

The Board of Directors has decided to recommend a dividend of USD 7.4m, equivalent to USD 0.10 per share, for approval at the AGM on 15 April 2020.